NET LOSS PER SHARE	6 Months Ended
Jun. 30, 2022
NET LOSS PER SHARE
NET LOSS PER SHARE

16. NET LOSS PER SHARE

Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	Six Months Ended June 30,
	2021	2022
	RMB	RMB	US$(Note 2.5)
Numerator:
Net loss attributable to I-Mab	(1,076,481)	(1,046,857)	(156,292)
Net loss attributable to ordinary shareholders	(1,076,481)	(1,046,857)	(156,292)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	168,827,190	188,857,353	188,857,353
Net loss per share—basic and diluted	(6.38)	(5.54)	(0.83)

The effects of all outstanding restricted shares, certain stock options and warrants have been excluded from the computation of diluted loss per share for the six months ended June 30, 2021 and 2022 as their effects would be anti-dilutive. The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	Six Months Ended June 30,
	2021	2022
Restricted shares	3,193,105	746,792
Stock options	18,326,406	4,166,250
Warrants	1,596,174	—